INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional disclosure
Withholding Income Tax for Undistributed Earnings of Foreign Subsidiaries	$ 2,223
Undistributed earnings of subsidiaries and affiliates considered to be permanently reinvested	$ 834,877
Preferential withholding tax rate (as a percent)	5.00%
Accumulated net operating losses	$ 1,426,398
Valuation allowance	52,651	$ 72,678
Movement of allowances
Beginning balance	72,678
Ending balance	$ 52,651	72,678
Maximum
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	10.00%
Unrecognized deferred tax liabilities	$ 83,488
Minimum
Additional disclosure
Withholding income tax rate on dividends distributed by foreign invested enterprises (as a percent)	5.00%
Unrecognized deferred tax liabilities	$ 41,744
U.S. federal and state
Additional disclosure
Accumulated net operating losses subject to expiration between 2021 and 2040	424,615
Allowance
Additional disclosure
Valuation allowance	52,651	72,678	$ 43,488
Movement of allowances
Beginning balance	72,678	43,488	45,682
Additions (reversals)	(19,328)	28,819	(1,531)
Foreign exchange effect	(699)	371	(663)
Ending balance	$ 52,651	$ 72,678	$ 43,488